Income taxes - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Apr. 07, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Additional details on Income taxes [line items]
Effective tax rate		21.40%	22.20%
Deferred tax assets		$ 1,472	$ 2,011	$ 2,579
Unused tax losses		429	384
Tax credits		130	207
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized		26,000	20,000
CRD effect on net income		1,000
CRD effect on other comprehensive income		100
Permanent increase in corporate income tax rate on taxable income above 100 million	1.50%
2009, 2010 and 2011 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		434
2012 to 2016 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		1,391
2017 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		237
2022 taxation year [member]
Additional details on Income taxes [line items]
One time income tax rate percentage	15.00%
Threshold limit of taxable income beyond which one time time tax is applicable	$ 1,000
Duration over which the one time tax shall be paid	5 years
Tax loss and tax credit carryforwards [member] | Caribbean, Canadian and Japanese Operations [Member]
Additional details on Income taxes [line items]
Deferred tax assets		322	242
Under 1 year [member]
Additional details on Income taxes [line items]
Unused tax losses		0	0
Tax credits		0	0
Expire in two to four years [member]
Additional details on Income taxes [line items]
Unused tax losses		0	2
Tax credits		93	115
Expire after four years [member]
Additional details on Income taxes [line items]
Unused tax losses		429	382
Tax credits		$ 37	$ 92